Note 4 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
4.	CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2019	2018

Time deposits	$3,080	$2,437
Savings and checking accounts	7,434	29,803
Money market funds	169	165
Petty cash	13	9

Total	$10,696	$32,414